Note 6. Business Acquisitions: Schedule of Amortization of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Jag, Inc.
Amortization of intangible assets acquired	$ 415,044
Revenues since the acquisition date included in the consolidated statement of operations	1,461,633
Earnings since the acquisition date included in the consolidated statement of operations	(175,794)
Business Acquisition, Transaction Costs	92,561
Rose City Outdoor
Amortization of intangible assets acquired	2,175
Revenues since the acquisition date included in the consolidated statement of operations	21,950
Earnings since the acquisition date included in the consolidated statement of operations	(2,160)
Business Acquisition, Transaction Costs	0
Kelley Outdoor Media LLC
Amortization of intangible assets acquired	44,018
Revenues since the acquisition date included in the consolidated statement of operations	205,670
Earnings since the acquisition date included in the consolidated statement of operations	43,505
Business Acquisition, Transaction Costs	46,939
Billborads Total 2016
Amortization of intangible assets acquired	461,237
Revenues since the acquisition date included in the consolidated statement of operations	1,689,253
Earnings since the acquisition date included in the consolidated statement of operations	(134,449)
Business Acquisition, Transaction Costs	139,500
The Warnock Agency
Amortization of intangible assets acquired	114,111
Revenues since the acquisition date included in the consolidated statement of operations	507,477
Earnings since the acquisition date included in the consolidated statement of operations	(60,530)
Costs of acquisition included in professional fees on the Company's consolidated statement of operations	21,253
United Casualty and Surety Insurance Company
Amortization of intangible assets acquired	1,500
Revenues since the acquisition date included in the consolidated statement of operations	171,564
Earnings since the acquisition date included in the consolidated statement of operations	(12,800)
Costs of acquisition included in professional fees on the Company's consolidated statement of operations	131,621
Insurance Total 2016
Amortization of intangible assets acquired	115,611
Revenues since the acquisition date included in the consolidated statement of operations	679,041
Earnings since the acquisition date included in the consolidated statement of operations	(73,330)
Costs of acquisition included in professional fees on the Company's consolidated statement of operations	152,874
Total 2016
Amortization of intangible assets acquired	576,848
Revenues since the acquisition date included in the consolidated statement of operations	2,368,294
Earnings since the acquisition date included in the consolidated statement of operations	(207,779)
Costs of acquisition included in professional fees on the Company's consolidated statement of operations	$ 292,374